T. ROWE PRICE California Tax-Free Bond Fund
November 30, 2021 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 100.5%
CALIFORNIA 98.0%
Abag Fin. Auth. for Nonprofit, Odd Fellows Home, Series A, 5.00%,
4/1/32  2,700 2,864
Abag Fin. Auth. for Nonprofit, Odd Fellows Home, Series A, 5.00%,
4/1/42  1,000 1,061
Abag Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/43  5,000 5,369
Adelanto Public Utility Auth., Utility System Project, Series A,
5.00%, 7/1/39 (1) 2,000 2,435
Alameda Corridor Transportation Auth., Senior Lien, Series A,
5.00%, 10/1/29 (1) 4,095 4,429
California, GO, 5.00%, 9/1/41  5,380 7,152
California Community Choice Fin. Auth., Green Bond, Series B-1,
VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  4,500 5,449
California Community Housing Agency, Serenity at Larkspur,
Series A, 5.00%, 2/1/50 (2) 2,000 2,219
California Community Housing Agency, Stoneridge Apartment,
Series A, 4.00%, 2/1/56 (2) 3,000 3,126
California County Tobacco Securitization Agency, Series B-1,
5.00%, 6/1/49  500 605
California Dept. of Water Resources, Water System, Series AS,
5.00%, 12/1/29 (Prerefunded 12/1/24) (3) 2,140 2,440
California Dept. of Water Resources, Water System, Series AS,
5.00%, 12/1/29 (Prerefunded 12/1/24) (3) 5 6
California EFA, Series A, 5.00%, 12/1/34  1,000 1,228
California EFA, Series A, 5.00%, 12/1/44  3,500 4,222
California EFA, Chapman Univ., 5.00%, 4/1/36  4,260 4,836
California EFA, Pepperdine Univ., 5.00%, 9/1/33 (Prerefunded
9/1/22) (3) 820 850
California EFA, Univ. of San Francisco, Series A, 5.00%, 10/1/38  1,300 1,601
California EFA, Univ. of San Francisco, Series A, 5.00%, 10/1/43  4,500 5,497
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/35  400 499
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/40  500 616
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/45  550 669
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/50  550 666
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/55  825 993
California HFFA, 5.00%, 11/15/49  3,100 3,669
California HFFA, Cedars-Sinai Health System, Series A, 4.00%,
8/15/48 (4) 3,250 3,854

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  560 657
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/29  6,880 8,061
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/37  1,595 1,906
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/38  1,295 1,545
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/40  1,420 1,682
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, 4.00%, 5/15/46 (4) 3,975 4,604
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, Series A, 5.00%, 11/15/56  3,350 4,055
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/34  700 797
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/39  1,300 1,478
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/44  1,400 1,592
California HFFA, Providence Healthcare & Services, Unrefunded
Balance, Series A, 5.00%, 10/1/38  2,840 3,175
California HFFA, Saint Joseph Health System, Series A, 5.00%,
7/1/37  3,385 3,625
California HFFA, Stanford Health Care, Series A, 4.00%, 8/15/50  3,750 4,395
California HFFA, Sutter Health, Series A, 5.00%, 11/15/22  410 429
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33  1,250 1,545
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34  1,200 1,482
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,000 1,233
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,000 2,459
California HFFA, Sutter Health, Series A, 5.00%, 11/15/41
(Prerefunded 11/15/25) (3) 4,000 4,713
California HFFA, Sutter Health, Series B, 5.00%, 11/15/46
(Prerefunded 11/15/26) (3) 1,020 1,241
California HFFA, Sutter Health, Unrefunded Balance, Series B,
5.00%, 11/15/46  1,480 1,755
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  1,480 1,779
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  2,863 3,300
California Infrastructure & Economic Dev. Bank, Series B, 5.00%,
11/1/29  3,775 4,893
California Infrastructure & Economic Dev. Bank, Series B, FRN, 1%
of MUNIPSA + 0.70%, 0.75%, 12/1/50 (Tender 6/1/26)  1,175 1,193
California Infrastructure & Economic Dev. Bank, Academy Motion
Picture Arts & Science, 5.00%, 11/1/41  2,840 3,086
California Infrastructure & Economic Dev. Bank, Academy of
Sciences, Series D, FRN, 1% of MUNIPSA + 0.35%, 0.40%, 8/1/47
(Tender 8/1/24)  1,975 1,981
California Infrastructure & Economic Dev. Bank, Green Bond-
Climate Bond Certified, 5.00%, 8/1/44  2,750 3,427
California Infrastructure & Economic Dev. Bank, Green Bond-
Climate Bond Certified, 5.00%, 8/1/49  1,000 1,238

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Infrastructure & Economic Dev. Bank, Museum of
National History, Los Angeles, 4.00%, 7/1/50  4,000 4,621
California Municipal Fin. Auth., Bella Mente Montessori Academy,
Series A, 5.00%, 6/1/28 (2) 420 476
California Municipal Fin. Auth., Bella Mente Montessori Academy,
Series A, 5.00%, 6/1/38 (2) 845 980
California Municipal Fin. Auth., Bella Mente Montessori Academy,
Series A, 5.00%, 6/1/48 (2) 1,150 1,312
California Municipal Fin. Auth., Bowles Hall Foundation, Series A,
5.00%, 6/1/35  300 338
California Municipal Fin. Auth., Bowles Hall Foundation, Series A,
5.00%, 6/1/50  2,250 2,512
California Municipal Fin. Auth., California Baptist Univ., Series A,
5.00%, 11/1/36 (2) 1,920 2,237
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39  500 542
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49  1,425 1,537
California Municipal Fin. Auth., Caritas Project, Series A, 4.00%,
8/15/42  635 694
California Municipal Fin. Auth., Channing House Project, Series A,
5.00%, 5/15/35  1,000 1,218
California Municipal Fin. Auth., Channing House Project, Series B,
5.00%, 5/15/47  2,200 2,532
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/40 (2) 1,515 1,718
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/52 (2) 2,075 2,317
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/33  1,000 1,204
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/36  2,550 3,064
California Municipal Fin. Auth., Green Bond-Orchard Park Student,
4.00%, 5/15/46 (5) 1,750 2,041
California Municipal Fin. Auth., Institute on Aging Project, 5.00%,
8/15/36  365 441
California Municipal Fin. Auth., Institute on Aging Project, 5.00%,
8/15/37  315 380
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (2) 420 450
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (2) 900 987
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (2) 1,000 1,082
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/57 (2) 1,650 1,779

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/38 (6) 1,500 1,793
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (6) 5,500 6,562
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47 (6) 5,500 6,549
California Municipal Fin. Auth., MT San Antonio Gardens Project,
5.00%, 11/15/39  1,000 1,166
California Municipal Fin. Auth., MT San Antonio Gardens Project,
5.00%, 11/15/49  3,375 3,898
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/29  1,045 1,327
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/30  1,245 1,570
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/32  1,035 1,297
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/40  1,000 1,228
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/41  1,000 1,226
California Municipal Fin. Auth., Orange County Civic CTR
Infrastructure, Series A, 5.00%, 6/1/43  1,950 2,371
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/30  510 624
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/31  375 459
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/32  350 428
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/26  950 1,119
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/28  705 851
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/29  780 951
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/31  1,000 1,241
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32  1,025 1,288
California Municipal Fin. Auth., Touro College & Univ. System,
Series A, 4.00%, 1/1/23  520 539
California Municipal Fin. Auth., Touro College & Univ. System,
Series A, 4.00%, 1/1/24  540 576
California Municipal Fin. Auth., Touro College & Univ. System,
Series A, 4.00%, 1/1/25  560 604
California Municipal Fin. Auth., Univ. of San Diego, Series A,
5.00%, 10/1/49  4,500 5,530
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  4,025 4,840

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California PFA, Enso Village Project, 5.00%, 11/15/46 (2) 500 574
California PFA, Enso Village Project, 5.00%, 11/15/51 (2) 1,000 1,146
California PFA, Enso Village Project, 5.00%, 11/15/56 (2) 1,000 1,143
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/32  500 591
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/33  500 590
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/37  1,000 1,175
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/47  3,200 3,729
California Pollution Control Fin. Auth., Waste Management Project,
Series A, VRDN, 2.50%, 7/1/31 (Tender 5/1/24) (6) 2,625 2,656
California Public Works Board, Series B, 4.00%, 5/1/37  425 516
California Public Works Board, Series B, 4.00%, 5/1/40  750 907
California Public Works Board, Series B, 4.00%, 5/1/41  1,000 1,206
California Public Works Board, Series B, 4.00%, 5/1/46  2,125 2,529
California Public Works Board, Series B, 5.00%, 10/1/34  1,275 1,431
California Public Works Board, Series C, 4.00%, 8/1/37 (4) 2,250 2,612
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/38  1,250 1,318
California School Fin. Auth., Aspire Public School, 5.00%, 8/1/41
(Prerefunded 8/1/25) (2)(3) 175 204
California School Fin. Auth., Aspire Public School, Unrefunded
Balance, 5.00%, 8/1/41 (2) 1,825 2,055
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/39 (2) 1,000 1,222
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/49 (2) 850 1,024
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/40 (2) 690 776
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/50 (2) 1,030 1,146
California Statewide CDA, 5.00%, 9/2/40  1,055 1,298
California Statewide CDA, 899 Charleston Project, Series A,
5.25%, 11/1/44 (2) 1,500 1,595
California Statewide CDA, Adventist Health, Series A, 5.00%,
3/1/48  1,840 2,227
California Statewide CDA, American Baptist Homes of the West,
Series A, 5.00%, 10/1/43 (Prerefunded 10/1/22) (3) 1,250 1,299
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/34  1,250 1,461
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/35  1,000 1,167
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  950 1,100
California Statewide CDA, Children's Hosp., Series A, VRDN,
0.02%, 8/15/47  1,250 1,250
California Statewide CDA, Cottage Health, 5.00%, 11/1/43
(Prerefunded 11/1/24) (3) 5,215 5,917
California Statewide CDA, Enloe Medical Center, 5.00%, 8/15/38  2,500 2,911
California Statewide CDA, Episcopal Communities & Services,
5.00%, 5/15/42  1,500 1,529

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Front Porch Communities & Services,
5.00%, 11/15/44 (Prerefunded 11/15/24) (1)(3) 1,750 1,992
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/28  390 470
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/31  175 209
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/47  1,750 2,060
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/43  1,750 2,115
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/48  5,650 6,785
California Statewide CDA, Huntington Memorial Hosp. Project,
Series B, 5.00%, 7/1/29 (Prerefunded 7/1/24) (3) 1,080 1,209
California Statewide CDA, Huntington Memorial Hosp. Project,
Series B, 5.00%, 7/1/44 (Prerefunded 7/1/24) (3) 2,750 3,079
California Statewide CDA, Infrastructure Program, 5.00%, 9/2/50  800 964
California Statewide CDA, Infrastructure Program, Series A, 5.00%,
9/2/48  940 1,120
California Statewide CDA, John Muir Health, Series A, 4.00%,
8/15/51  2,100 2,341
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/46  1,000 1,177
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/51  1,750 2,050
California Statewide CDA, John Muir Health, Series A, 5.00%,
12/1/53  1,000 1,204
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/34 (2) 375 455
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/39 (2) 675 809
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/51 (2) 4,135 4,872
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (2) 500 577
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (2) 7,750 9,499
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/38  750 902
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/43  1,800 2,149
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/48  2,910 3,445
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/40  1,000 1,198
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/41  1,000 1,195

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/46  1,615 1,909
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  1,000 1,119
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  1,000 1,185
California Statewide CDA, Statewide Community Infrastructure
Program, Series A, 5.00%, 9/2/39  1,245 1,505
California Statewide CDA, Terraces at San Joaquin Garden,
Series A, 6.00%, 10/1/42 (Prerefunded 10/1/22) (3) 680 712
California Statewide CDA, Terraces at San Joaquin Garden,
Series A, 6.00%, 10/1/47 (Prerefunded 10/1/22) (3) 2,500 2,619
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/26  950 1,133
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/28  1,230 1,503
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/42  3,700 4,390
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/30  125 155
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/31  150 186
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/32  100 124
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/33  125 155
California, Construction Bonds, GO, 4.00%, 10/1/44  1,850 2,181
California, Refunding, GO, 4.00%, 10/1/37  2,850 3,413
California, Refunding, GO, 4.00%, 11/1/40  5,250 6,348
California, Various Purpose, GO, 4.00%, 10/1/41  5,360 6,508
California, Various Purpose, GO, 5.00%, 9/1/31  2,500 2,700
California, Various Purpose, GO, 5.00%, 3/1/35  2,500 3,255
California, Various Purpose, GO, 5.00%, 3/1/36  2,500 3,248
California, Various Purpose, GO, 5.00%, 4/1/37  5,000 5,300
California, Various Purpose, GO, 5.00%, 10/1/39  2,375 2,662
California, Various Purpose, GO, 5.00%, 4/1/43  2,550 2,703
California, Various Purpose, GO, 5.00%, 11/1/43  2,300 2,498
Contra Costa Water Dist., Series R, 5.00%, 10/1/33  1,000 1,083
CSCDA Community Improvement Auth., Parallel Anaheim Social
Bonds, 4.00%, 8/1/56 (2) 3,000 3,105
Del Mar Race Track Auth., 5.00%, 10/1/35  1,665 1,729
Del Mar Race Track Auth., 5.00%, 10/1/36  1,000 1,004
Eastern Municipal Water Dist. Fin. Auth., Series A, 4.00%, 7/1/37  600 739
Eastern Municipal Water Dist. Fin. Auth., Series A, 4.00%, 7/1/38  1,150 1,413
Elk Grove Fin. Auth., Laguna Ridge, Special Tax, 5.00%, 9/1/48  1,250 1,425
Federal Home Loan Mortgage Multifamily Variable Rate Certificate,
Series M049, Class A, 3.05%, 4/15/34  2,000 2,191

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Foothill-Eastern Transportation Corridor Agency, Series A, 4.00%,
1/15/46  3,000 3,496
Foothill-Eastern Transportation Corridor Agency, Series C, 4.00%,
1/15/32  175 209
Foothill-Eastern Transportation Corridor Agency, Series C, 4.00%,
1/15/33  250 297
Foothill-Eastern Transportation Corridor Agency, Series C, 5.00%,
1/15/30  150 189
Foothill-Eastern Transportation Corridor Agency, Series C, 5.00%,
1/15/31  150 192
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/34 (Prerefunded 6/1/25) (3) 3,500 4,053
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/35 (Prerefunded 6/1/25) (3) 2,000 2,316
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%, 9/1/44  4,600 4,999
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  3,100 3,386
Irvine Assessment Dist. No. 97-17, VRDN, 0.02%, 9/2/23  1,100 1,100
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series B, 5.00%, 9/1/47  1,300 1,534
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series C, 5.00%, 9/1/47  525 619
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  2,350 2,754
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/34  360 398
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/37  1,390 1,614
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/39  1,000 1,102
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/43  2,000 2,316
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/44  1,500 1,653
Jefferson Union High School Dist., Series A, GO, 6.45%, 8/1/25 (7) 1,035 1,144
Jefferson Union High School Dist., Series A, GO, 6.45%, 8/1/29 (7) 1,000 1,274
Jurupa PFA, Special Tax, Series A, 5.00%, 9/1/33  1,175 1,311
La Verne, Brethren Hillcrest Homes, COP, 5.00%, 5/15/23
(Prerefunded 5/15/22) (3) 480 495
La Verne, Brethren Hillcrest Homes, COP, 5.00%, 5/15/36
(Prerefunded 5/15/22) (3) 1,100 1,135
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/43  2,475 2,826
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/48  3,640 4,139
Long Beach Bond Fin. Auth., Series A, 5.50%, 11/15/37  2,135 3,169
Long Beach, Harbor, Series A, 5.00%, 5/15/37 (6) 1,300 1,566
Long Beach, Marina System, 5.00%, 5/15/32  1,655 1,834

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Long Beach, Marina System, 5.00%, 5/15/45  2,500 2,734
Los Angeles Community College Dist., Series A, GO, 4.00%,
8/1/33 (Prerefunded 8/1/24) (3) 2,325 2,550
Los Angeles County Fac. Inc, Vermont Corridor County
Administrative Building, Series A, 5.00%, 12/1/43  6,400 7,985
Los Angeles County Metropolitan Transportation Auth., Green
Bond-Measure R Junior, Series A, 4.00%, 6/1/37  1,375 1,667
Los Angeles County Public Works Fin. Auth., Series A, 5.00%,
12/1/33  2,825 3,197
Los Angeles County Public Works Fin. Auth., Multiple Capital
Projects, 5.00%, 8/1/42  2,000 2,064
Los Angeles County Regional Fin. Auth., Montecedro Project,
Series A, 5.00%, 11/15/44  2,595 2,691
Los Angeles County Sanitation Dist. Fin. Auth., Series A, 5.00%,
10/1/35  2,725 3,153
Los Angeles Dept. of Airports, 5.00%, 5/15/36 (6) 1,000 1,247
Los Angeles Dept. of Airports, 5.00%, 5/15/37 (6) 1,000 1,245
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35 (6) 500 615
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/44 (6) 1,000 1,218
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/36 (6) 1,200 1,412
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/42  930 1,134
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/44 (6) 2,500 2,852
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/36 (6) 1,500 1,701
Los Angeles Dept. of Water & Power, Series A, 5.00%, 7/1/29  4,500 4,727
Los Angeles Dept. of Water & Power, Series A, 5.00%, 7/1/31  1,350 1,589
Los Angeles Dept. of Water & Power, Series A-1, VRDN, 0.01%,
7/1/50  900 900
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/43  310 318
Los Angeles Dept. of Water & Power, Series B-4, VRDN, 0.02%,
7/1/35  300 300
Los Angeles Dept. of Water & Power, Series D, 5.00%, 7/1/39  4,000 4,453
Los Angeles Unified School Dist., Election 2008, Series A, GO,
4.00%, 7/1/34  3,750 4,165
Los Angeles Wastewater System, Series B, 5.00%, 6/1/32  2,000 2,046
Mesa Water Dist., COP, 4.00%, 3/15/45  1,020 1,208
Metropolitan Water Dist. of Southern California, Series C, FRN,
100% of SIFMA + 0.14%, 0.19%, 7/1/47 (Tender 5/21/24)  3,000 3,000
Morgan Hill Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/32 (Prerefunded 9/1/23) (3) 825 894
Morgan Hill Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/33 (Prerefunded 9/1/23) (3) 2,175 2,357
Mountain View Shoreline Regional Park Community, Series A,
5.75%, 8/1/40  1,500 1,506
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/24 (6) 1,170 1,286
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/25 (6) 1,405 1,544

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/41 (6) 2,000 2,364
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/47 (6) 2,000 2,368
Norman Y Mineta San Jose Int'l. Airport, Series C, 5.00%, 3/1/31  2,000 2,196
Northern California Energy Auth., Series A, VRDN, 4.00%, 7/1/49
(Tender 7/1/24)  3,500 3,794
Oakland Unified School Dist., Alameda County, Series A, GO,
5.00%, 8/1/34 (Prerefunded 8/1/25) (3) 1,250 1,453
Oakland Unified School Dist., Alameda County, Series A, GO,
5.00%, 8/1/35 (Prerefunded 8/1/25) (3) 1,210 1,407
Oceanside Unified School Dist., Series A, GO, Zero Coupon,
8/1/28 (8)(9) 500 464
Oceanside Unified School Dist., Unrefunded Balance, Series A,
GO, Zero Coupon, 8/1/28 (9) 4,500 4,100
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/36 (1)(6) 1,040 1,242
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/37 (1)(6) 575 685
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/40 (1)(6) 1,350 1,595
Orange County Community Fac. Dist., No. 2015-1, Esencia Village,
Series A, 5.25%, 8/15/45  2,930 3,300
Orange County Water Dist., Series C, 4.00%, 8/15/35  1,000 1,202
Palm Springs Airport, Int'l. Airport, 5.00%, 6/1/29 (5)(6) 1,500 1,711
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/26  975 1,009
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/27  500 517
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/28  585 605
Palomar Health, Election 2004, Series A, GO, Zero Coupon,
8/1/25 (9) 5,000 4,829
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/28 (1) 3,000 3,575
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/29 (1) 1,935 2,304
Port of Los Angeles, Harbor Dept., Series A, 5.00%, 8/1/36 (6) 4,075 4,508
Port of Oakland, Intermediate Lien, Series H, 5.00%, 5/1/29 (6) 1,725 2,188
Port of Oakland, Intermediate Lien, Series H, 5.00%, 11/1/29 (6) 1,625 2,082
Rancho Cucamonga Redev. Agency, Successor Agency, 5.00%,
9/1/28 (1) 2,700 3,014
Rancho Cucamonga Redev. Agency, Successor Agency, 5.00%,
9/1/29 (1) 1,800 2,009
Riverside County Redev. Successor Agency, Interstate 215
Corridor, Series E, 6.75%, 12/1/26 (Prerefunded 12/1/21) (3) 250 250
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/46  4,000 4,709
Rocklin, Special Tax, 5.00%, 9/1/37  550 613
Rocklin, Special Tax, 5.00%, 9/1/38  1,000 1,114

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Roseville Natural Gas Fin. Auth., 5.00%, 2/15/26  1,000 1,171
Sacramento City Fin. Auth., 5.00%, 12/1/28 (5) 1,320 1,549
Sacramento City Fin. Auth., 5.00%, 12/1/30 (5) 1,000 1,172
Sacramento City Fin. Auth., 5.00%, 12/1/31 (5) 1,380 1,616
Sacramento City Fin. Auth., 5.00%, 12/1/34 (5) 2,275 2,655
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,175 2,564
Sacramento County Airport, Series B, 5.00%, 7/1/41  2,275 2,677
Sacramento County Airport, Series C, 5.00%, 7/1/36 (6) 4,000 4,899
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/38  1,240 1,489
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/43  4,650 5,541
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/25 (1) 1,275 1,493
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/31 (1) 1,945 2,312
San Clemente, Special Tax, Community Fac. Dist. No. 2006-1,
5.00%, 9/1/40  970 1,089
San Diego Assn. of Governments South Bay Expressway, Senior
Lien-Toll, Series A, 5.00%, 7/1/38  2,100 2,537
San Diego Assn. of Governments South Bay Expressway, Senior
Lien-Toll, Series A, 5.00%, 7/1/42  2,700 3,252
San Diego County Regional Airport Auth., Series A, 5.00%, 7/1/47  1,800 2,166
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/46 (4)(6) 2,500 2,913
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/35 (6) 1,215 1,510
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/37 (6) 1,000 1,238
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/38 (6) 1,000 1,236
San Diego County Regional Airport Auth., Series B, 5.00%, 7/1/38
(Prerefunded 7/1/23) (3)(6) 2,000 2,146
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/39 (6) 600 741
San Diego County Regional Airport Auth., Series B, 5.00%, 7/1/43
(Prerefunded 7/1/23) (3)(6) 4,000 4,292
San Diego County, Special Tax, Harmony Grove Village, Series A,
4.00%, 9/1/45  550 611
San Diego County, Special Tax, Harmony Grove Village, Series A,
4.00%, 9/1/50  1,100 1,218
San Diego County, Special Tax, Harmony Grove
Village,Improvement Area No. 1, Series A, 4.00%, 9/1/50  875 969
San Diego Public Fac. Fin. Auth., Capital Improvement Projects,
Series A, 5.00%, 4/15/37 (Prerefunded 4/15/22) (3) 2,000 2,036
San Francisco Bay Area Rapid Transit Dist. Sales Tax, Series A,
4.00%, 7/1/37  350 405

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Francisco Bay Area Rapid Transit Dist. Sales Tax, Series A,
4.00%, 7/1/39  625 720
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/29  1,000 1,184
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/38 (6) 2,710 3,357
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/44 (6) 2,950 3,626
San Francisco City & County Int'l. Airport, Commissions, Series B,
5.00%, 5/1/46 (6) 5,000 5,853
San Francisco City & County Int'l. Airport, Commissions, Series E,
4.00%, 5/1/50 (6) 1,800 2,050
San Francisco City & County Int'l. Airport, Commissions, Series E,
5.00%, 5/1/50 (6) 500 612
San Francisco City & County Int'l. Airport, Commissions,
Unrefunded Balance, Series A, 5.00%, 5/1/47 (6) 3,000 3,583
San Francisco Community College Dist., GO, 5.00%, 6/15/31  2,505 2,876
San Jose Redev. Agency, Successor Agency, Series A, 5.00%,
8/1/34  2,500 3,027
San Jose, El Parador Apartments Project, Series A, 6.10%,
1/1/31 (6) 965 966
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/31  2,165 2,507
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/32  850 984
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/34  900 1,042
San Mateo, Bay Meadows Community Fac., Dist. 2008-1, Special
Tax, 5.375%, 9/1/38  2,000 2,056
San Mateo, Bay Meadows Community Fac., Dist. 2008-1, Special
Tax, 6.00%, 9/1/42  2,000 2,060
San Mateo County Joint Powers Fin. Auth., Maple Street Corridor,
5.00%, 6/15/31  1,075 1,199
Santa Margarita Water Dist., Community Fac. Dist. 2013-1, 5.625%,
9/1/36  1,155 1,236
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/36  1,390 1,404
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/42  1,500 1,515
South San Francisco Public Fac. Fin. Auth., Police Station Project,
Series A, 4.00%, 6/1/46  1,470 1,724
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/33  1,170 1,492
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/35  900 1,142
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/45  4,740 5,512

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/45  1,750 2,192
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/49  1,700 2,121
Univ. of California Regents, Series AL-4, VRDN, 0.01%, 5/15/48  1,200 1,200
Univ. of California Regents, Series G, 5.00%, 5/15/30
(Prerefunded 5/15/22) (3) 905 925
Univ. of California Regents, Series I, 5.00%, 5/15/28  2,000 2,312
Univ. of California Regents, Series M, 5.00%, 5/15/47  4,250 5,131
Univ. of California Regents, Series O, 5.50%, 5/15/58  9,500 12,014
Univ. of California Regents Medical Center, Pooled, Series L,
4.50%, 5/15/36  1,900 2,187
Univ. of California Regents Medical Center, Pooled, Series O-1,
VRDN, 0.02%, 5/15/45  1,900 1,900
Washington Township Health Care Dist., Series A, 4.00%, 7/1/35  600 696
Washington Township Health Care Dist., Series A, 5.00%, 7/1/30  500 625
Washington Township Health Care Dist., Series A, 5.00%, 7/1/31  1,000 1,245
Washington Township Health Care Dist., Series A, 5.00%, 7/1/36  620 765
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/26 (9) 2,005 2,332
719,514
MICHIGAN 0.0%
Grand Traverse County Hosp. Fin. Auth., Munson Healthcare,
Series C, VRDN, 0.05%, 7/1/41  160 160
160
MISSISSIPPI 0.0%
Jackson County, Chevron USA Project, VRDN, 0.02%, 6/1/23  100 100
100
PUERTO RICO 2.2%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (2) 1,590 1,942
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/41 (10)(11) 2,325 2,087
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
8.00%, 7/1/35 (10)(11) 1,500 1,312
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
5.70%, 7/1/23 (10)(11) 2,000 1,947
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
5.75%, 7/1/36 (10)(11) 2,700 2,467
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%,
7/1/42 (10)(11) 15 15
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (10)(11) 25 24
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/27 (10)(11) 225 222

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (10)(11) 65 64
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (10)(11) 80 77
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (10)(11) 305 300
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (10)(11) 100 98
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (10)(11) 125 123
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (10)(11) 15 15
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (10)(11) 15 15
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (10)(11) 75 74
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (10)(11) 65 63
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (10)(11) 30 29
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (10)(11) 80 79
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (10)(11) 60 59
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (10)(11) 20 18
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (10)(11) 35 34
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (10)(11) 25 24
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (10)(11) 245 237
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (10)(11) 70 69
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (10)(11) 25 25
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  349 381
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  1,000 1,131
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  2,500 2,864
15,795

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
TEXAS 0.2%
Lower Neches Valley Auth. Ind. Dev., Exxon Mobil, Series B-4,
VRDN, 0.04%, 3/1/33 (6) 1,300 1,300
1,300
VIRGIN ISLANDS 0.1%
Virgin Islands PFA, Matching Fund, Diageo, Series A, 6.75%,
10/1/37  850 857
857
Total Municipal Securities (Cost $686,397) 737,726
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.5%
Freddie Mac Multifamily ML Certificates, Series 2021-ML10, Class
ACA, 2.046%, 6/25/38  3,489 3,535
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$3,622) 3,535
Total Investments in Securities 101.0%
(Cost $690,019) $ 741,261
Other Assets Less Liabilities (1.0)% (7,446)
Net Assets 100.0% $ 733,815
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corporation
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$50,827 and represents 6.9% of net assets.
(3) Prerefunded date is used in determining portfolio maturity.
(4) When-issued security
(5) Insured by Build America Mutual Assurance Company
(6) Interest subject to alternative minimum tax.
(7) Insured by National Public Finance Guarantee Corporation
(8) Escrowed to maturity
(9) Insured by Assured Guaranty Corporation
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11) Non-income producing
CDA Community Development Administration/Authority
COP Certificate of Participation
EFA Educational Facility Authority
FRN Floating Rate Note

T. ROWE PRICE California Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
GO General Obligation
HFFA Health Facility Financing Authority
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PFA Public Finance Authority/Agency
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE California Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price California Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE California Tax-Free Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE California Tax-Free Bond Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On November 30, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
F80-054Q3 11/21